Share-based compensation - Summary of Stock Option Activity (Details)	9 Months Ended	12 Months Ended			36 Months Ended
	Jan. 19, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2022 shares $ / shares
2013 ISOP
Number of options
Outstanding at beginning of period (in shares)		657,980	859,540
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares)					0
Exercised (in shares)		(39,000)	(193,560)
Forfeited (in shares)		(12,000)	(8,000)
Outstanding at end of period (in shares)		606,980	657,980	859,540	657,980
Exercisable (in shares)		606,980	657,980		657,980
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 2.92	$ 2.75
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Exercised (in dollars per share) | $ / shares		2.52	2.44
Forfeited (in dollars per share) | $ / shares		0.05	3.19
Outstanding at end of period (in dollars per share) | $ / shares		3.00	2.92	$ 2.75	$ 2.92
Exercisable (in dollars per share) | $ / shares		$ 3.00	$ 2.92		$ 2.92
Weighted average remaining life in years
Outstanding		3 years 5 months 26 days	4 years 2 months 26 days	5 years 29 days
Exercisable		3 years 5 months 26 days	4 years 2 months 26 days
2019 ISOP
Number of options
Outstanding at beginning of period (in shares)		2,629,516	2,812,500
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares)		0
Exercised (in shares)	0	(32,000)	(47,000)
Forfeited (in shares)		(195,006)	(135,984)
Outstanding at end of period (in shares)		2,402,510	2,629,516	2,812,500	2,629,516
Exercisable (in shares)		1,651,493	1,476,744		1,476,744
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 4.96	$ 5.83
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Exercised (in dollars per share) | $ / shares		4.06	7.25
Forfeited (in dollars per share) | $ / shares		4.94	5.15
Outstanding at end of period (in dollars per share) | $ / shares		4.97	4.96	$ 5.83	$ 4.96
Exercisable (in dollars per share) | $ / shares		$ 4.64	$ 4.41		$ 4.41
Weighted average remaining life in years
Outstanding		6 years 3 months 18 days	7 years 2 months 15 days	8 years 7 months 9 days
Exercisable		6 years 10 days	6 years 6 months 21 days
2021 EIP
Number of options
Outstanding at beginning of period (in shares)		2,624,297	1,576,069
Changes In Equity Instruments, Number Of Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Granted (in shares)		3,734,266	1,336,284
Exercised (in shares)		(5,194)
Forfeited (in shares)		(645,310)	(288,056)
Outstanding at end of period (in shares)		5,708,059	2,624,297	1,576,069	2,624,297
Exercisable (in shares)		1,155,231	528,693		528,693
Weighted average exercise price
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 12.32	$ 17.96
Changes In Equity Instruments, Weighted Average Exercise Price Of Equity Instruemnts, In Share-Based Payment Arrangement [Abstract]
Granted (in dollars per share) | $ / shares		4.44	6.03
Exercised (in dollars per share) | $ / shares		2.63
Forfeited (in dollars per share) | $ / shares		6.43	14.00
Outstanding at end of period (in dollars per share) | $ / shares		7.84	12.32	$ 17.96	$ 12.32
Exercisable (in dollars per share) | $ / shares		$ 14.64	$ 17.98		$ 17.98
Weighted average remaining life in years
Outstanding		8 years 8 months 26 days	8 years 10 months 17 days	9 years 6 months 25 days
Exercisable		7 years 6 months 25 days	8 years 14 days